Principal Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Over the shorter of lease term or the estimated useful lives of the assets
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value	5.00%
Building [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Building [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Electronic devices and other general equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Residual value	0.00%
Electronic devices and other general equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Residual value	5.00%
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value	0.00%